LEASES	12 Months Ended
Aug. 31, 2020
LEASES
LEASES

15.     LEASES

The Group has operating leases mainly for campuses, office space and learning centers, the lease term ranges from less than 12 months to 28 years. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Group does not have options to extend or terminate leases, as the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to the leases are as follows:

As of August 31, 2020
RMB
ROU assets	1,964,686
Operating lease liabilities—current	210,082
Operating lease liabilities—non - current	1,802,544
Weighted-average remaining lease term	15.91 years
Weight-average discount rate	4.31%

15.     LEASES - continued

The components of lease costs of these operating leases for the year ended August 31, 2020 are as follow:

For the Year Ended August 31, 2020
RMB
Operating lease cost for fixed payments	221,337
Short - term lease costs	53,421
Variable lease costs	(2,719)
Total lease costs	272,039

Supplemental cash flow information related to the operating leases is as follows:

For the Year Ended August 31, 2020
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	194,524
Supplemental noncash information:
ROU assets obtained in exchange for new operating lease liabilities	75,752
Decrease of ROU assets for early terminations	(14,019)

The following table provides the maturities of the operating lease liabilities as of August 31, 2020:

Operating leases
Fiscal year ending
August 2021	211,907
August 2022	205,739
August 2023	179,975
August 2024	178,055
August 2025	166,317
August 2026 and thereafter	1,857,135
Total future undiscounted lease payments	2,799,128
Less : imputed interest	786,502
Total present value of operating lease liabilities	2,012,626

The future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 as of August 31, 2019 are as follows:

RMB
Fiscal year ending:
August 2020	194,285
August 2021	185,839
August 2022	179,723
August 2023	158,329
August 2024	158,339
August 2025 and thereafter	2,030,659
2,907,174

Impairment loss on operating lease right-of-use assets

The Group tests its long-lived assets for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. As a result of the adverse impacts of the COVID-19 pandemic on the economic environment and the Group's business strategy, the Group determined to close certain language training centers in the US resulting in four idled operating leases. The Group determine the fair value of the ROU assets based on the discounted value of estimated future cash flows including cash flows related to subleases, if any. For the year ended August 31, 2020, the Group recorded impairment loss of RMB 12,772 related to the ROU assets within the overseas schools reportable segment.